Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of Loans and Borrowings [Abstract]
Schedule of Principal Loans and Borrowings
Presented hereunder are details of new loans received during the six month period ended June 30, 2019, relating to the Company’s principal loans and borrowings:

					June 30, 2019
		Original	Interest	Payment	Face	Carrying
Identity of	Loan	amount of	Mechanism	date of	value	amount
borrower	date	loan	and rate	principal	€ in thousands
Four of the Company’s Spanish subsidiaries	March 2019	17.6 million EUR	Annual interest rate equal to the Euribor 6 month rate plus a margin of 2%	June 30 and December 31 of each of the years 2019-2037	16,961	19,949

			Less current maturities		1,041	1,375

			Total material Company loans issued in the period		15,920	18,574